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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22647

PRIVATE ADVISORS ALTERNATIVE
STRATEGIES MASTER FUND

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

169 Lackawanna Avenue

Parsippany, New Jersey 07054

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 624-6782

Date of fiscal year end: March 31

Date of reporting period: September 20, 2012

Item 1. Reports to Stockholders.

Private Advisors Alternative Strategies Master Fund

Semiannual Report

(Unaudited)

September 30, 2012

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Semiannual Report

(Unaudited)

September 30, 2012

Contents

Financial Statements (Unaudited)

Portfolio Management Discussion and Analysis	1

Schedule of Investments	11

Statement of Assets and Liabilities	14

Statement of Operations	15

Statement of Changes in Net Assets	16

Statement of Cash Flows	17

Notes to Financial Statements	18

Supplemental Information	35

Proxy Voting Policies and Procedures and Proxy Voting Record	39

Quarterly Schedule of Investments	40

Other Information	41

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Portfolio Management Discussion and Analysis

(Unaudited)

The Private Advisors Alternative Strategies Master Fund (“Master Fund") had a loss of 0.14% for the five-month period since the Fund’s inception (May 1, 2012) through September 30, 2012. The Private Advisors Alternative Strategies Fund (“Feeder Fund”) had a loss of 0.86% (excluding sales charges) for the same period. Meanwhile, the HFRI Fund of Funds Diversified Index and the S&P 500 Index gained 0.60% and 4.08%, respectively.

The Private Advisors Alternative Strategies Fund is a "feeder" fund in what is known in the investment company industry as a master-feeder structure. The Feeder Fund invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses in the Master Fund.

The table below compares the unaudited estimated performance of Master Fund and Feeder Fund to that of the major market indices for the reporting period.

Since Inception May 1, 2012 – September 30, 2012
Private Advisors Alternative Strategies Master Fund	-0.14%
Private Advisors Alternative Strategies Fund with Sales Charges	-3.83%
Private Advisors Alternative Strategies Fund Excluding Sales Charges	-0.86%
Benchmarks
HFRI Fund of Funds Diversified Index	0.60%
S&P 500 Index	4.08%
Barclays U.S. Aggregate Bond Index	2.54%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Due to market volatility, current performance may be less or higher than figures shown. Investment return and principal value will fluctuate so that upon redemption, shares may be worth more or less than their original cost. Total annual operating expenses for Private Advisors Alternative Strategies Fund: 1.50%. Year-to-date performance begins at the inception of the Private Advisors Alternative Strategies Fund, May 1, 2012.

1

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Portfolio Management Discussion and Analysis (continued)

(Unaudited)

Fund Performance Summary

The Fund generated a slightly negative return since inception and underperformed the HFRI Fund of Funds Diversified Index. Not surprisingly, the Fund trailed the S&P 500 Index over this timeframe, as the Index continues to enjoy a tremendous rebound since early 2009.

Structured credit and distressed corporate were among the top-performing strategies during the period. Managers that contributed to positive returns included structured credit managers Marathon and One William Street and long/short credit manager Fir Tree. Long/short equity, event equity and global macro all detracted from performance since inception. Managers that detracted included long/short credit manager Saba, event driven manager Luxor and long/short equity managers Southpoint and Absolute Partners Fund Limited.

Investment Commentary

U.S equities fell in the second quarter but still fared better than their international counterparts as the S&P 500 Index was down 2.8% versus the 6.9% decline for the MSCI EAFE Index during the quarter. Rising global risks and the Federal Reserve’s concerns about the U.S. economy fueled risk aversion and pushed more investors out of equities and into the perceived safe haven of U.S. Treasurys. U.S. equities rallied during the third quarter, posting impressive gains across most major indices and more than making up for losses experienced during the second quarter. The year-to-date returns at the end of the quarter for most U.S. equity indices were even more noteworthy, with many reaching double digits. Despite strong performance, U.S. equities trailed non-U.S. indices by a slight margin in the third quarter, which ended the S&P 500 Index’s quarterly winning streak over the MSCI EAFE Index, which began in Q3 2011. For the year, however, U.S. stocks still led the way (with 16.4% for S&P 500 Index vs. 10.6% for the MSCI EAFE Index).

2

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Portfolio Management Discussion and Analysis (continued)

(Unaudited)

A flood of bad economic news and rising global concerns devastated investor confidence and produced a disappointing second quarter. Despite declining commodity prices, consumer data weakened as retail sales fell and consumer confidence declined to a five-month low. In response, the Federal Reserve extended Operation Twist through year end and hinted at further action in the future. Concerns over the global economy intensified as Greece exit rumors, debt downgrades, political shifts, and soaring debt costs in the Euro zone continued to make headlines. China also indicated signs of slowing growth, adding to the deepening concern over the health of the global economy. After a volatile and disappointing second quarter, equity investors sprang to life in the third quarter, disregarding economic indicators that pointed to soft market fundamentals, and reacted positively to central bank actions. The stock market’s surge was driven in part by the U.S. Federal Reserve’s implementation of a third round of quantitative easing (QE3). Equities remained consistently positive, with the S&P 500 Index posting slightly better returns each month in anticipation of this latest announcement. Investors shrugged off less than stellar reports on economic growth and weaker corporate profit forecasts.

Stocks were also supported by positive news in the housing industry, which has shown signs of improvement. The employment situation continues to progress although at a very slow pace. The Bureau of Labor Statistics reported that the U.S. unemployment rate fell from 8.2% in March 2012 to 7.8% in September 2012. The labor force participation rate, however, ended September 2012 period at 63.6%, very close to the 30-year low set in August 2012 (63.5%).

In terms of S&P 500 Index sector performance, Telecommunications (+23.3%), Health Care (+8.0%) and Consumer Staples (+6.8%) were the best performers during the last six months, while the Financials (-0.4%), Industrials (-0.1%) and Information Technology (+0.3%) sectors performed the worst.

Much like global equity markets, fixed-income markets posted mostly positive results. The Barclays U.S. Aggregate Bond Index rose 3.7% for the six-month timeframe. Both the high-yield market and the municipal bond market enjoyed strong semiannual returns with the Barclays Municipal Bond Index up 4.2% for the period, while the BofAML U.S. High Yield Master II Index added 6.5%. Continued strong investor demand for investment grade corporate bonds drove spreads tighter. Despite record new corporate bond issuance of $355 billion in the third quarter, demand still outstripped supply, allowing companies to borrow at all-time record lows. According to Standard & Poor’s, in July 2012, Texas Instruments and Unilever both sold three-year bonds at a rate of 0.45%, the lowest ever for a corporate borrower. As investor demand for riskier investments increased, the 10-Year U.S. Treasury finished the period at a yield of 1.65%. We continue to believe that U.S. Treasuries are very risky at current yield levels and that macro factors will continue to drive volatility in bond prices.

3

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Portfolio Management Discussion and Analysis (continued)

(Unaudited)

The chart shows capital allocation and strategy contribution for the Master Fund as of September 30, 2012*:

* Past performance is not an indication of future performance. Year-to-date figures and Q2 2012 figures represent contribution from inception (May 1, 2012). Capital allocation calculation does not include other Master Fund balance sheet items such as cash, receivables, etc. Strategy contribution is gross of management fees. Private Advisors believes the breakdown depicted in the chart reasonably reflects the capital allocation of the Fund based on an analysis of the underlying investment companies’ exposures from both documentation provided by underlying managers, as well as conversations with managers. No representations or warranties are made as to the accuracy or completeness of this information. It should be noted that all portfolio allocations are estimates and are subject to change.

4

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Portfolio Management Discussion and Analysis (continued)

(Unaudited)

Portfolio Activity and Outlook

Two of the strategies/themes that we find particularly attractive at the moment are structured credit and multi-strategy. Structured credit is the portfolio’s top-contributing strategy to overall performance since inception. The structured credit markets, in general, are a very inefficient part of the credit spectrum, and we believe there are multiple opportunities to perform well in both directional and relative value positions. Our multi-strategy managers have also performed well this calendar year as they have benefitted from their ability to enter and exit different asset classes as they unearth compelling investment opportunities.

We continue to find risk in traditional long-only credit allocations.  In contrast to the broader high yield markets, the Fund’s credit exposure is characterized by managers who are 1) process or event driven, 2) deep value focused (therefore less impacted by the rate environment due to price/yield cushion), or 3) hedged with an arbitrage/relative value focus.  Consequently, we believe that the Fund is in a strong position to weather a potentially challenging fixed income environment.

5

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Portfolio Management Discussion and Analysis (continued)

(Unaudited)

We made two additions to the portfolio since its inception in May 2012. Marble Arch and Saba Capital were both added as 4% positions in July 2012.

Saba is a relative value manager that seeks to create value through all market cycles by owning convexity and optionality and identifying dislocations across the capital structure. Saba was founded in January 2009 by Boaz Weinstein. Boaz was previously co-head of the Global Credit Trading business at Deutsche Bank, where he managed a team of 650 people and was credited with having pioneered highly profitable credit and capital structure trading strategies. Saba employs 55 Associates, 14 of which joined the firm on day one from Deutsche Bank. In comparison to our current corporate credit exposures, Saba utilizes a relative value approach that attempts to limit directional exposures. In addition, the strategy has historically benefitted from market dislocation and volatility.

Marble Arch was co-founded in 2007 by Scott McLellan and Tim Jenkins. Marble Arch is a long/short investment fund predominantly focused on equity securities in less efficient areas of the market. The firm has a generalist investment approach, a value investing orientation and a dedication to short selling. The Fund employs a long-term, volatility-tolerant strategy targeting high absolute returns.

We are currently in various stages of due diligence with several managers. Additionally, we continue to re-evaluate the investment and operational merits of our existing managers. The Fund was invested in 27 active holdings as of September 30, 2012.

Manager Investments –Master Fund.* As of 9/30/12
1 2	Absolute Partners Fund Limited Archer Capital Offshore Fund, Ltd.
3	Aurelius Capital International, Ltd.
4 5	Contrarian Capital Trade Claims Offshore Limited ESG Credit Macro Event Offshore Fund, Ltd.
6	ESG Treasury Opportunities Offshore Portfolio, Ltd.
7	Fir Tree International Value Fund II, Ltd.
8	HBK Offshore Fund II, LP
9	Impala Fund Ltd.
10	Lancaster Fund Limited
11	Luxor Capital Partners Offshore, Ltd.
12	Marathon Securitized Credit Fund, Ltd.
13	Marble Arch Offshore Partners, Ltd.
14	Mason Capital, Ltd.
15	MKP Opportunity Offshore, Ltd.
16	Moore Macro Managers Fund, Ltd.
17	North Run Offshore Partners, Ltd.
18	One William Street Capital Offshore Fund, Ltd.
19	Pelham Long/Short Fund, Ltd.
20	Redwood Offshore Fund, Ltd.
21	Saba Capital Offshore Fund, Ltd.
22	Sheffield International Partners, Ltd.
23	Southpoint Qualified Offshore Fund, Ltd.
25	SRS Partners, Ltd.
26	The Tudor BVI Global Fund, Ltd.
27	Waterstone Market Neutral Offshore Fund, Ltd.

* Does not include stub positions (defined as 50 bps or less.) . Bold indicates a new manager since inception.

6

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Portfolio Management Discussion and Analysis (continued)

(Unaudited)

The chart below illustrates the allocation of capital of the Master Fund as of September 30, 2012.*

* Strategy allocation calculation does not include other Master Fund balance sheet items such as cash, receivables, etc. Private Advisors believes the breakdown depicted in the pie chart reasonably reflects the strategy weightings of the Fund based on an analysis of the underlying investment companies’ exposures from both documentation provided by underlying managers, as well as conversations with managers. No representations or warranties are made as to the accuracy or completeness of this information. It should be noted that all portfolio allocations are estimates and are subject to change.

7

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Portfolio Management Discussion and Analysis (continued)

(Unaudited)

Strategy and Manager Performance Review

The Fund’s allocation to event-driven strategies primarily includes distressed corporate and event equity. Since inception, event driven strategies had mixed results. The event equity strategy was a detractor from overall results, with Luxor and Mason driving weakness in the strategy. Luxor and Mason are now both negative on the year as idiosyncratic short positions have hurt returns as equities have moved substantially higher. Market hedges also detracted as risk assets rallied during the six-month period. Conversely, the distressed corporate allocations were positive for the period. Aurelius and Redwood were top contributors to strategy returns since inception.

High-yield bonds enjoyed continued strong returns, buoyed by the low level of defaults, investors’ ongoing quest for yield and a willingness to take on additional credit risk. It is anticipated that there will continue to be a steady flow of capital into high-yield bonds due to QE3 and investors’ search for yield. Although there has been a considerable easing in default rates, many of the overleveraged capital structures have not been fixed. We have a particular interest in the European distressed opportunity set but remain patient in deploying capital.

For the most part, our long/short equity managers generated negative returns during the six-month period. Sheffield and Marble Arch performed well during the period, while Southpoint, Pelham, and Blue Pool lagged. Our managers tended to increase their gross and net leverage during the period but both measures fell towards September as managers recognized the need for dry powder as we enter the fourth quarter and await the outcome of the presidential elections, the nearing fiscal cliff and fourth quarter earnings.

The Fund’s credit-oriented relative value strategies include long/short credit, long/short structured credit and capital structure arbitrage. The Fund’s relative value managers were mostly positive since inception. Structured credit managers Marathon Securitized Credit and One William Street both had strong performance for the period, and year-to-date returns of over 7%. Our managers benefited from the Federal Reserve’s announcement of QE3. Furthermore, RMBS pricing has been aided by investor expectation for a recovery in the housing market. CMBS delinquency rates continue to improve, although tangible threats remain such as the European debt crisis and the looming fiscal cliff. We have a very positive view on the long/short structured credit strategy and expect these managers to perform well over the long term. In particular, we favor managers with deep credit and underwriting skills and those who are pursuing active strategies (such as putbacks) to realize value.

8

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Portfolio Management Discussion and Analysis (continued)

(Unaudited)

Long/short corporate credit managers were flat since inception in spite of consistent, solid performance from Fir Tree. Fir Tree’s performance was supported by the broader rally in the credit markets, as long corporate credit investments generally contributed to returns. Meanwhile, Boaz Weinstein at Saba Capital has been hurt in 2012 by short positions in high yield and other asset classes that have impacted year-to-date performance. Distressed managers have positioned their portfolios conservatively in recent months due to European concerns and the U.S. presidential election.

The Fund’s arbitrage strategies also include convertible bond arbitrage and merger arbitrage, as well as other segments that we gain limited exposure to through diversified multi-strategy managers. Convertible arbitrage and merger arbitrage strategies were generally flat for the period. Merger arbitrage deals should increase following the U.S. elections on November 6 as cash-rich companies start spending (assuming Congress can resolve the budget deficit issue).

Convertible arbitrage issuance picked up in the third quarter of 2012. A tightening in credit markets and strong upward move in the equity markets has made convertible bonds relatively attractive in recent months. However, global issuance remains at depressed levels, totaling $45.4 billion year-to-date, its weakest three-quarter showing since 1995.  Convertible bond arbitrage offers some downside protection as well as potential upside, but in general, current valuations are not excessively cheap.  We continue to favor managers who employ deep credit analysis and have the flexibility to invest in event driven convertible issuances.

Global macro performance was negative since the Fund’s inception, as various global markets have been volatile and unable to sustain a trend. This volatility has also led managers to reduce risk. Long equity positions in May and long U.S. dollar versus the Euro in June both negatively impacted semiannual performance. Global macro manager ESG Treasury Opportunities Fund, in particular, led negative results for the period.

9

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Portfolio Management Discussion and Analysis (continued)

(Unaudited)

Conclusion

We are somewhat disappointed with the Fund’s semiannual performance both on an absolute basis and relative to the HFRI Fund of Funds Diversified Index. Not surprisingly, the Fund’s performance did not keep pace with the S&P 500 Index during the third quarter as our diversified, hedged, approach is designed to also protect capital in down markets. However, we believe that maintaining a long-term view is important given uncertainty surrounding the economic environment, upcoming earnings season and the presidential election.

As we enter the last quarter of 2012 and consider all of the potential macroeconomic and political events that could impact different segments of the market, we believe that the Fund is positioned to weather those events.

If you have any questions concerning your investment with New York Life Investments, please do not hesitate to contact us.

Index Definitions

Barclays U.S. Aggregate Bond Index - Formerly known as Lehman Brothers Aggregate Bond Index. Index is a benchmark index made up of the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. You cannot invest directly in the Index.

S&P 500 Index - The Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalizations. The Index assumes reinvestment of dividends and capital gains at net asset values. The Fund currently uses this Index as the broad-based securities market index for comparison purposes in reporting performance. You cannot invest directly in the Index.  (Note: In prior Private Advisors, LLC marketing materials, the S&P 500 DRI Index (or “S&P 500 DRI”) has been utilized. The return data for the S&P 500 Index and the S&P 500 DRI are the same.)

HFRI Fund of Funds Diversified Index (or “HFRI FOF Diversified Index”) – The Index is a non-investable product of diversified fund of funds. The index is equal weighted (fund weighted) with an inception of January 1990.

10

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Schedule of Investments

(Unaudited)

September 30, 2012

			Unrealized	Redemptions Permitted
	Percent of		Appreciation	Notice		Liquidity
Investments in Hedge Funds	Net Assets	Fair Value	(Depreciation)	Period	Permitted (a)	Restrictions
Bahamas Domiciled

Global Macro
Global
Moore Macro Managers Fund, Ltd.	4.03%	$1,608,032	$8,032	60 Days	Q	None
Total Bahamas Domiciled
(cost $1,600,000)	4.03	1,608,032	8,032

Bermuda Domiciled

Long/Short Equity
Global
Pelham Long/Short Fund, Ltd.	3.88	1,549,859	(50,141)	90 Days	M	Locked up until May 31, 2013
Total Bermuda Domiciled
(cost $1,600,000)	3.88	1,549,859	(50,141)

Cayman Islands Domiciled

Convertible Arbitrage
North America
Waterstone Market Neutral Offshore Fund, Ltd.	3.09	1,233,934	33,934	45 Days	Q	Locked up until June 30, 2013

Distressed Corporate
North America
Aurelius Capital International, Ltd.	4.19	1,675,230	75,230	65 Days	S	Locked up until April 30, 2014
Contrarian Capital Trade Claims Offshore, Ltd.	2.08	829,599	29,599	90 Days	A	None
Redwood Offshore Fund, Ltd.	3.16	1,263,712	63,712	60 Days	B	Locked up until June 30, 2014

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

11

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

(Unaudited)

September 30, 2012

			Unrealized	Redemptions Permitted
	Percent of		Appreciation	Notice		Liquidity
Investments in Hedge Funds (continued)	Net Assets	Fair Value	(Depreciation)	Period	Permitted (a)	Restrictions
Cayman Islands Domiciled (continued)

Global Macro
Global
ESG Credit Macro Event Offshore Fund, Ltd.	0.87%	$347,712	$(52,288)	30 Days	M	None
ESG Treasury Opportunities Offshore Portfolio, Ltd.	0.77	309,801	(90,199)	30 Days	M	None
MKP Opportunity Offshore, Ltd.	3.08	1,231,116	31,116	60 Days	M	None
Tudor BVI Global Fund, Ltd. (The)	4.10	1,635,979	35,979	60 Days	Q	None

Long/Short Credit
Global
Saba Capital Offshore Fund, Ltd.	3.85	1,538,967	(61,033)	65 Days	Q	Locked up until June 30, 2013

North America
Archer Capital Offshore Fund, Ltd.	3.07	1,228,291	28,291	90 Days	Q	None

Long/Short Equity
Global
LAE Fund, Ltd.	4.11	1,640,493	40,493	30 Days	M	Locked up until October 31, 2012
Sheffield International Partners, Ltd.	4.21	1,680,734	80,734	90 Days	Q	Locked up until April 30, 2013
SRS Partners, Ltd.	3.98	1,588,600	(11,400)	60 Days	Q	Locked up until June 30, 2014

North America
Absolute Partners Fund, Ltd.	3.84	1,533,542	(66,458)	90 Days	M	None
Hoplite Offshore Fund, Ltd.	3.97	1,586,567	(13,433)	45 Days	Q	Locked up until April 30, 2013
Impala Fund Ltd.	3.95	1,579,569	(20,431)	45 Days	Q	Locked up until June 30, 2013
Marble Arch Offshore Partners, Ltd.	4.17	1,664,954	64,954	60 Days	Q	Locked up until June 30, 2013
North Run Offshore Partners, Ltd.	3.94	1,574,304	(25,696)	90 Days	Q	Locked up until June 30, 2013
Southpoint Qualified Offshore Fund, Ltd.	3.82	1,527,872	(72,128)	60 Days	Q	None

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

12

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

(Unaudited)

September 30, 2012

			Unrealized	Redemptions Permitted
	Percent of		Appreciation	Notice		Liquidity
Investments in Hedge Funds (continued)	Net Assets	Fair Value	(Depreciation)	Period	Permitted (a)	Restrictions
Cayman Islands Domiciled (continued)

Multi-Strategy
Global
HBK Offshore Fund II L.P.	3.86%	$1,540,450	$40,450	90 Days	Q	None
Mason Capital, Ltd.	3.88	1,550,898	(49,102)	45 Days	A	Locked up until April 30, 2013

North America
Fir Tree International Value Fund II, Ltd.	5.14	2,052,674	52,674	90 Days	A	Locked up until May 30, 2013
Luxor Capital Partners Offshore, Ltd.	3.78	1,509,152	(90,848)	90 Days	A	None

Structured Credit
North America
Marathon Securitized Credit Fund, Ltd.	3.29	1,312,889	112,889	60 Days	Q	Locked up until December 31, 2012
One William Street Capital Offshore Fund, Ltd.	3.25	1,296,716	96,716	90 Days	Q	Locked up until June 30, 2013
Total Cayman Islands Domiciled
(cost $34,700,000)	87.45	34,933,755	233,755

Total investments in Hedge Funds (cost $37,900,000)	95.36	38,091,646	191,646

Other Assets, less Liabilities	4.64	1,853,052
Net Assets	100.00%	$39,944,698

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

(a)         A = Annually, B = Bi-Annually, M = Monthly, Q = Quarterly, S = Semi-Annually

13

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Statement of Assets and Liabilities

(Unaudited)

September 30, 2012

Assets

Investments in Hedge Funds, at fair value (identified cost $37,900,000)	$38,091,646
Cash	1,712,248
Prepaid assets	175,184
Due from Feeder Fund	100,000
Due from Manager	95,030
Total assets	40,174,108

Liabilities

Management Fee (See Note 4)	72,936
Accrued expenses	156,474
Total liabilities	229,410

Net Assets	$39,944,698

Composition of Net Assets:
Net capital	$40,000,000
Accumulated net investment income (loss)	(246,948)
Net unrealized appreciation (depreciation) on investments in Hedge Funds	191,646

Net Assets	$39,944,698

Net Asset Value Per Share:
40,000 Shares issued and outstanding, Par value $0.001 per Share
450,000 registered Shares of beneficial interest	$998.62

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

14

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Statement of Operations

(Unaudited)

For the period from May 1, 2012 (Commencement of Operations)

through September 30, 2012

Expenses
Management Fee (See Note 4)	$181,095
Offering costs	136,442
Administration fees	80,650
Professional fees	36,491
Custodian	9,454
Transfer agent	8,583
Insurance fees	6,851
Shareholder communication	6,851
Trustees	509
Miscellaneous	25,766
Total expenses before waiver/reimbursement	492,692

Expense waiver/reimbursement from Manager	(245,744)
Net expenses	246,948

Net investment income (loss)	(246,948)

Net realized and unrealized gain (loss) on investments
Net change in unrealized appreciation (depreciation) on investments in Hedge Funds	191,646

Net increase (decrease) in net assets resulting from operations	$(55,302)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

15

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets

(Unaudited)

For the period from May 1, 2012 (Commencement of Operations)

through September 30, 2012

Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(246,948)
Net change in unrealized appreciation (depreciation) on investments in Hedge Funds	191,646
Net increase (decrease) in net assets resulting from operations	(55,302)

Capital share transactions:
Subscriptions (representing 39,900.00 Shares)	39,900,000
Increase (decrease) in net assets derived from capital share transactions	39,900,000

Net increase (decrease) in net assets	39,844,698

Net assets, beginning of period (representing 100.00 Shares)	100,000

Net assets, end of period (representing 40,000.00 Shares)	$39,944,698

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

16

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Statement of Cash Flows

(Unaudited)

For the period from May 1, 2012 (Commencement of Operations)

through September 30, 2012

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(55,302)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments in Hedge Funds	(37,900,000)
Net change in unrealized appreciation (depreciation) on investments in Hedge Funds	(191,646)
Changes in operating assets and liabilities:
Prepaid assets	30,356
Due from Feeder Fund	(100,000)
Due from Manager	(95,030)
Accrued expenses	(49,066)
Management Fee (See Note 4)	72,936
Net cash provided by (used in) operating activities	(38,287,752)

Cash flows from financing activities
Subscriptions	39,900,000
Net cash provided by (used in) financing activities	39,900,000

Net increase (decrease) in cash	1,612,248

Cash, beginning of period	100,000

Cash, end of period	$1,712,248

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

17

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

(Unaudited)

September 30, 2012

1.	Organization and Business

Private Advisors Alternative Strategies Master Fund (the “Master Fund”) was organized on December 14, 2011 as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”) dated December 14, 2011. The Master Fund commenced investment operations on May 1, 2012 (“Commencement of Operations”). The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Master Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), described in Note 2.

The Master Fund is a “Master” fund within what is known in the investment company industry as a “master-feeder” structure. Within this structure, another closed-end, non-diversified management company, Private Advisors Alternative Strategies Fund (the “Feeder Fund”), invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in the Master Fund.

The investment objective of the Master Fund is to seek long-term capital appreciation above equity returns over a full market cycle with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both traditional equity and fixed income markets. The Master Fund will seek to achieve this investment objective by investing principally in private investment funds or “hedge funds” managed by third-party portfolio managers (“Portfolio Managers”) who employ diverse styles and strategies (“Hedge Funds”). The Master Fund expects to invest in Hedge Funds managed by Portfolio Managers who have proven investment management experience and who invest in the Hedge Funds they manage alongside their clients’ capital. The Master Fund anticipates that the investment strategies employed by the Portfolio Managers selected will include credit, event-driven, distressed, global macro, income, long/short equity and relative value/arbitrage strategies.

18

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

1.	Organization and Business (continued)

New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), a Delaware limited liability company, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Master Fund’s investment manager. New York Life Investments has in turn delegated its portfolio management responsibilities to Private Advisors LLC, a Virginia limited liability company, (“Private Advisors”), who serves as the Master Fund’s subadvisor (together with New York Life Investments, the “Advisors”). The Advisors also serve as the investment advisers to the Feeder Fund. Subject to policies adopted by the Master Fund’s Board of Trustees (the “Board”), Private Advisors (i) manages the day-to-day investment operations of the Master Fund, (ii) seeks investment opportunities for the Master Fund, and (iii) monitors the performance of and makes investment and trading decisions with respect to the Master Fund’s investment portfolio.

The Board has overall responsibility for monitoring and overseeing the Master Fund’s investment program and its management and operations. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Master Fund.

As of September 30, 2012, the Feeder Fund represented $99,862 or 0.25% of the Master Fund’s net assets.

NYLIFE Distributors LLC (“Distributor”), an affiliate of the Advisors, acts as the distributor of the Master Fund’s shares of beneficial interest (“Shares”). The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Financial Intermediaries”) to sell Shares.

Although Shares will be registered under the Securities Act of 1933, as amended (“Securities Act”), generally investments in the Master Fund may be made only by investors that satisfy the definition of “accredited investors” as defined in Rule 501(a) of Regulation D under the Securities Act (“Eligible Investors”). Eligible Investors who subscribe for Shares and are admitted to the Master Fund will become shareholders (“Shareholders”) of the Master Fund.

19

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

1.	Organization and Business (continued)

Generally, Shares will be continuously offered on a monthly basis at a price equal to their then current net asset value (“NAV”) per Share. The minimum initial subscription for Shares is $50,000, and the minimum subsequent subscriptions are $10,000. The Master Fund may accept subscriptions for lesser amounts at the discretion of the Advisors. The initial closing date for the public offering of Shares was May 1, 2012, with potential closings expected to occur as of every month-end thereafter. Shares will be offered for purchase as of the first business day of each month or at such other times as determined in the discretion of the Board. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust. With very limited exceptions, redemptions in Shares must be provided only through periodic tender offers, if any, by the Master Fund, as described below.

No Shareholder or other person holding Shares acquired from a Shareholder will have the right to require the Master Fund to redeem Shares. However, the Master Fund may from time to time offer to repurchase Shares from its Shareholders in accordance with written tenders by Shareholders at those times, in those amounts, and on such terms and conditions as the Board may determine in its sole discretion. Each tender offer may be limited and will generally apply to up to 20% of the net assets of the Master Fund at that time. If a tender offer is oversubscribed by Shareholders, the Master Fund may decide to repurchase only a pro rata portion of the Shares tendered by each Shareholder. In determining whether the Master Fund should offer to repurchase Shares from Shareholders, the Board will consider the recommendations of the Advisors as to the timing of such an offer, as well as a variety of operational, business and economic factors.

The Advisors anticipate that they will generally recommend to the Board that the Master Fund offer to repurchase Shares from Shareholders quarterly on the last business day of March, June, September and December. However, the Master Fund is not required to conduct a tender offer and may be less likely to conduct tenders during periods of exceptional tender conditions or when Hedge Funds suspend redemptions. The Master Fund will require that each tendering Shareholder tender a minimum of $25,000 worth of Shares, subject to the Board’s ability to permit a Shareholder to tender a lesser amount in its discretion.

The Master Fund will have the sole right to accept orders to repurchase Shares and reserves the right to reject any order in whole or in part. The offering may be terminated by the Master Fund at any time.

20

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

1.	Organization and Business (continued)

A 5.00% early repurchase fee will be assessed to any Shareholder that tenders his or her Shares to the Master Fund prior to the business day immediately preceding the one-year anniversary of the Shareholder’s purchase of the respective Shares (“Repurchase Fee”). The Repurchase Fee would apply separately to each purchase of Shares made by a Shareholder. The purpose of the Repurchase Fee is to, among other things, discourage short-term investments, which are generally disruptive to the Master Fund’s investment program.

The Master Fund was initially capitalized with $100,000 of capital on April 3, 2012.

2.	Significant Accounting Policies

The Master Fund prepares its financial statements, which are expressed in U.S. dollars, in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and follows significant accounting policies described below.

Valuation of Hedge Funds

Private Advisors has designed ongoing due diligence processes with respect to Hedge Funds and their Portfolio Managers, which assist Private Advisors in assessing the quality of information provided by, or on behalf of, each Hedge Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require Private Advisors to forego their normal reliance on the value supplied by, or on behalf of, such Hedge Fund and to determine independently the fair value of the Master Fund’s interest in such Hedge Fund, consistent with the Master Fund’s fair valuation procedures.

21

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

2.	Significant Accounting Policies (continued)

The Board has adopted procedures for the valuation of each of the Hedge Funds and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Board (the “Valuation Committee”). The Board has also authorized the Valuation Committee to appoint a Sub-Committee (“Valuation Sub-Committee”) to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Valuation Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet after, as necessary, to ensure that actions taken by the Valuation Sub-Committee are reviewed. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, primary responsibility for the monthly valuation of portfolio assets (including Hedge Funds for which market prices are not readily available) rests with Private Advisors. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Hedge Funds

The Board has approved procedures pursuant to which the Master Fund values its investments in Hedge Funds at fair value, which ordinarily will be the amount equal to the Master Fund’s pro rata interest in the net assets of each such Hedge Fund, as such value is supplied by, or on behalf of, the Hedge Fund’s portfolio manager from time to time, usually monthly. Investments in Hedge Funds are generally valued, as a practical expedient, utilizing the net asset valuations provided by the Hedge Funds when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary). The Master Fund complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Hedge Funds that have calculated net asset value in accordance with the specialized accounting guidance for investment companies (the “practical expedient”). The Master Fund applies the practical expedient to its investments in Hedge Funds on an investment-by-investment basis and consistently with the Master Fund’s entire position in a particular investment unless it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available. When the Master Fund believes alternative valuation techniques are more appropriate, the Master Fund considers other factors in addition to the net asset valuation, such as, but not limited to, features of the investment, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

22

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

2.	Significant Accounting Policies (continued)

Federal Income Taxes

The Master Fund intends to comply with the requirements of Subchapter M of the Code as applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Master Fund files tax returns with the U.S. Internal Revenue Service and various states. The Master Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Master Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of September 30, 2012. If applicable, the Master Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Master Fund’s major tax jurisdictions are the United States, the State of Delaware and the State of New York. As of September 30, 2012, the 2012 tax year remains subject to examination.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Distribution of Income and Gains

The Master Fund intends to distribute all of its net investment income to Shareholders each year as required to maintain RIC status. Distributions will be made annually to each Shareholder pro rata based upon the number of Shares held by such Shareholder on the ex-dividend date and will be net of expenses.

23

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

2.	Significant Accounting Policies (continued)

In order to satisfy the diversification requirements under Subchapter M of the Code, the Master Fund generally invests its assets in Hedge Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Master Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Master Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and/or capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

Income and Operating Expenses

The Master Fund bears its own expenses including, but not limited to, legal expenses, accounting expenses (including third-party accounting services), auditing and other professional expenses, administration expenses and custody expenses. Interest income and interest expense are recorded on an accrual basis. Operating expenses are recorded as incurred.

Recognition of Gains and Losses

Changes in unrealized appreciation or depreciation from each Hedge Fund are included in the Statement of Operations as net change in unrealized appreciation (depreciation) on investments in Hedge Funds.

Investment transactions in Hedge Funds are recorded on a trade date basis. Any proceeds received from Hedge Fund redemptions that are in excess of the Hedge Funds’ cost basis are classified as net realized gain from investments in Hedge Funds on the Statement of Operations. Any proceeds received from Hedge Fund redemptions that are less than the Hedge Funds’ cost basis are classified as net realized loss from investments in Hedge Funds on the Statement of Operations. Realized gains and losses from investments in Hedge Funds are calculated based on specific identification.

Use of Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

24

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

3.	Fair Value of Financial Instruments

“Fair value” is defined as the price that the Master Fund would receive upon selling an investment or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining fair value, the Master Fund uses various approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

•   Level 1 - quoted prices in active markets for identical investments.

•   Level 2 - other significant observable inputs (including the ability to redeem an interest in a Hedge Fund within 3 months of the reporting date).

•   Level 3 - significant unobservable inputs (including restrictions on redemptions of the Hedge Funds due to terms of the investment or gates, suspensions, etc. imposed by the Hedge Fund such that the Master Fund cannot redeem its interest within 3 months of reporting date).

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Master Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the market place, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used has a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Master Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

25

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

3.	Fair Value of Financial Instruments (continued)

Investments in Hedge Funds are included in Level 2 or 3 of the fair value hierarchy. In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restrictions on the disposition of the investment. The Master Fund also considers the nature of the portfolios of the underlying Hedge Funds and their ability to liquidate their underlying investments. If the Master Fund does not know when it will have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy.

The valuation techniques used by the Master Fund to measure fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a summary of the fair value inputs used as of September 30, 2012 in valuing the Master Fund’s investments in Hedge Funds.

	Assets at Fair Value as of September 30, 2012
	Level 1	Level 2	Level 3	Total
Investments in Hedge Funds
Bahamas Domiciled
Global Macro	$-	$1,608,032	$-	$1,608,032
Bermuda Domiciled
Long/Short Equity	-	-	1,549,859	1,549,859
Cayman Islands Domiciled
Convertible Arbitrage	-	-	1,233,934	1,233,934
Distressed Corporate	-	-	3,768,541	3,768,541
Global Macro	-	3,524,608	-	3,524,608
Long/Short Credit	-	1,228,291	1,538,967	2,767,258
Long/Short Equity	-	4,701,907	9,674,728	14,376,635
Multi-Strategy	-	1,540,450	5,112,724	6,653,174
Structured Credit	-	1,312,889	1,296,716	2,609,605
Total investments in
Hedge Funds	$-	$13,916,177	$24,175,469	$38,091,646

For the period from May 1, 2012 (Commencement of Operations) through September 30, 2012, the Master Fund’s investments in Hedge Funds with a fair value of $2,778,105 were transferred out of Level 3 to Level 2 due to liquidity events.

26

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

3.	Fair Value of Financial Instruments (continued)

The following is a reconciliation of investments in Hedge Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Bermuda Domiciled	Cayman Islands Domiciled
	Long/Short Equity	Convertible Arbitrage	Distressed Corporate	Long/Short Credit	Long/Short Equity	Multi-Strategy	Structured Credit	Total
Balance as of May 1, 2012
(Commencement of Operations)	$-	$-	$-	$-	$-	$-	$-	$-
Net realized gains (losses)	-	-	-	-	-	-	-	-
Net change in unrealized
appreciation (depreciation)	(50,141)	33,934	168,541	(61,033)	31,881	(87,276)	117,668	153,574
Purchases	1,600,000	1,200,000	3,600,000	1,600,000	11,200,000	5,200,000	2,400,000	26,800,000
Sales	-	-	-	-	-	-	-	-
Transfers into Level 3 (a)	-	-	-	-	-	-	-	-
Transfers out of Level 3 (a)	-	-	-	-	(1,557,153)	-	(1,220,952)	(2,778,105)
Balance as of September 30, 2012	$1,549,859	$1,233,934	$3,768,541	$1,538,967	$9,674,728	$5,112,724	$1,296,716	$24,175,469

Net change in unrealized
appreciation (depreciation) on
Level 3 investments in Hedge Funds
still held as of September 30, 2012	$(50,141)	$33,934	$168,541	$(61,033)	$74,728	$(87,276)	$96,716	$175,469

(a)	Transfers between levels may occur based on changes in the underlying Hedge Funds and/or changes in liquidity and are recognized as of June 30, 2012, the date of which the change between levels occurred.

Net realized gains (losses) and net change in unrealized appreciation (depreciation) presented above are reflected in the accompanying Statement of Operations.

27

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

3.	Fair Value of Financial Instruments (continued)

The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Master Fund’s Level 3 investments in Hedge Funds are outlined in the table below. A significant change in any of the inputs in isolation would result in a significantly higher or lower fair value measurement.

	Fair Value
	as of		Liquidity
	September 30,	Valuation	Restriction/	Lockup Date/
Strategy	2012	Technique	Unobservable Inputs	Range

Bermuda Domiciled
Long/Short Equity (1 holding)	$1,549,859	Liquidity	Lockup restrictions	Lock up until 5/31/2013

Cayman Islands Domiciled
Convertible Arbitrage (1 holding)	$1,233,934	Liquidity	Lockup restrictions	Lock up until 6/30/2013
Distressed Corporate (3 holdings)	$3,768,541	Liquidity	Lockup restrictions	Lock up range from 4/30/2014 to 6/30/2014
Long/Short Credit (1 holding)	$1,538,967	Liquidity	Lockup restrictions	Lock up until 6/30/2013
Long/Short Equity (6 holdings)	$9,674,728	Liquidity	Lockup restrictions	Lock up range from 4/30/13 to 6/30/2014
Multi-Strategy (3 holdings)	$5,112,724	Liquidity	Lockup restrictions	Lock up range from 4/30/2013 to 5/30/2013
Structured Credit (1 holding)	$1,296,716	Liquidity	Lockup restrictions	Lock up until 6/30/2013

Convertible Arbitrage

Portfolio Managers who utilize this strategy take advantage of price discrepancies within a company’s capital structure. Portfolio Managers in this strategy typically purchase a convertible bond or convertible preferred stock of the issuer while simultaneously selling short the underlying security (often in issuer’s common stock) and, in many cases, shorting a credit instrument of the issuer. Accordingly, the Portfolio Managers’ positions are hedged and therefore returns are dependent upon the relative price movements of the securities, not upon the movements of the securities markets. Portfolio Managers usually leverage their portfolios in order to enhance returns.

Distressed Corporate

Portfolio Managers seek to purchase securities (typically debt) of companies experiencing financial or operating difficulties due to excessive debt burdens or temporary liquidity problems. Often these companies are in or about to enter bankruptcy. Understanding the complexities of the bankruptcy process allows experienced distressed Portfolio Managers to profit by buying the securities at a deep discount to intrinsic value.

28

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

3.	Fair Value of Financial Instruments (continued)

Global Macro

This strategy relies on the assessment of relative valuations at a macroeconomic level across multiple geographies and asset classes based on economic indicators, trend and factor analysis, and flow of funds data. Investments can span the fixed income, currency, commodity and equity markets. Macro investing is generally a liquid, high frequency trading strategy.

Long/Short Credit

This strategy involves taking both long and short positions in distinct corporate debt instruments.

Long/Short Equity

This strategy involves taking both long and short positions primarily in public equities.

Structured Credit

This strategy attempts to isolate returns by trading in tranches of various types of structured credit instruments. This may include multiple tranches of collateralized debt obligations (CDOs), collateralized loan obligations (CLOs), residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), credit default swaps (CDS), credit default swap index (CDX), asset-backed securities index (ABX) and commercial mortgage-backed securities index (CMBX).

4.	Fees and Related Party Transactions

The Master Fund bears all of the expenses of its own operations, including, but not limited to, the investment management fee for the Master Fund payable to New York Life Investments, administration fees, custody fees, and transfer agent fees payable to State Street Bank and Trust Company (“State Street”).

In consideration of the management services provided by New York Life Investments to the Master Fund, the Master Fund pays New York Life Investments a monthly management fee of 0.0917% (1.10% on an annualized basis) of the Master Fund’s month end NAV (“Management Fee”). New York Life Investments will pay a portion of the Management Fee it receives from the Master Fund (net of any fee waiver or expense reimbursement arrangements) to Private Advisors for the provision of its subadvisory services. For the period ended September 30, 2012, the Master Fund incurred management fees of $181,095, of which $72,936 was payable to New York Life Investments as of September 30, 2012.

29

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

4.	Fees and Related Party Transactions (continued)

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired (Underlying) Fund Fees and Expenses (i.e., the expenses of the underlying Hedge Funds)) do not exceed 1.50% of its average month-end net assets. This agreement will remain in effect until May 1, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

The Master Fund has retained State Street to provide administrative and accounting services to the Master Fund. Under the terms of an administration agreement with the Master Fund (“Administration Agreement”), State Street is responsible for: (i) reconciling cash and investment balances; (ii) maintaining the general ledger and sub-ledger accounts and arranging for the computation of the Master Fund’s NAV; (iii) preparing the Master Fund’s annual and semi-annual reports; (iv) maintaining the register of Shareholders; (v) processing matters relating to subscriptions for and repurchases of Shares; and (vi) issuing reports and transaction statements to Shareholders. For its services, State Street is paid a monthly fee directly from the Master Fund. For the period ended September 30, 2012, the Master Fund incurred administration fees, custody fees, and transfer agent fees of $80,650, $9,454, and $8,583, respectively.

From time to time, the Master Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Master Fund. As of September 30, 2012, New York Life Management Holdings, LLC, an affiliate of the Advisors, maintains a significant holding in the Master Fund which represents 99.75% of the Master Fund’s NAV.

5.	Investments in Hedge Funds

As of September 30, 2012, the Master Fund had investments in twenty-seven Hedge Funds. The Master Fund, as an investor in these Hedge Funds, pays management fees of up to 3.00% (per annum) of the NAV of its ownership interest in such Hedge Funds, as well as incentive fees or allocations of up to 27.00% of net profits earned that are allocable to the Master Fund’s ownership interest in such Hedge Funds.

Aggregate purchases of investments in Hedge Funds for the period ended September 30, 2012 were $37,900,000. The Master Fund had no proceeds from sales of investments in Hedge Funds for the period ended September 30, 2012. There were no unfunded commitments outstanding to Hedge Funds as of September 30, 2012.

30

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

6.	Offering of Shares

The Master Fund’s Share activities for the period ended September 30, 2012 were as follows:

Balance as of			Distributions	Balance as of
May 1, 2012*	Subscriptions	Redemptions	reinvested	September 30, 2012

100.00	39,900.00	-	-	40,000.00

* Commencement of Operations

7.	Organization and Offering Expenses

New York Life Investments has agreed to pay all of the Master Fund’s organizational expenses. As a result, organizational expenses of the Master Fund are not reflected in the Master Fund’s financial statements. There were no organizational expenses incurred through September 30, 2012.

The Master Fund will bear its own offering costs, as well as the offering costs related to the Feeder Fund. This amount is recorded as prepaid assets in the Statement of Assets and Liabilities. As of September 30, 2012, the Master Fund had prepaid offering costs of $311,626, of which $136,442 have been expensed during the period ended September 30, 2012.

8.	Risks and Contingencies

The Master Fund may be subject to various risk factors including the following broad categories (i) the risks related to an investment in the Master Fund; (ii) the risks related to the types of investments utilized by the Hedge Funds; (iii) the risks related to the investment strategies of the Hedge Funds; and (iv) the risks related to the management and operations of the Hedge Funds.

The Master Fund is a recently organized management investment company and had no previous operating history as (i) an investment company registered under the 1940 Act, or (ii) a “master” fund in a “master-feeder” structure. An investment in the Master Fund is therefore subject to all of the risks and uncertainties associated with operating in such capacities.

Because Hedge Funds may have the ability to concentrate their investments by investing an unlimited amount of their assets in a specific issuer, sector, market, industry, strategy, country or geographic region, Hedge Funds will be subject to risks such as rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings, and may be more susceptible to risks associated with a single economic, political or regulatory circumstance or event than a more diversified portfolio might be.

31

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

8.	Risks and Contingencies (continued)

Certain of the Portfolio Managers will, among other things, seek to utilize specialized investment strategies, follow allocation methodologies, apply investment models or assumptions, achieve a certain level of performance relative to specified benchmarks, and enter into hedging and other strategies intended, among other things, to affect the Hedge Funds’ performance, risk levels, and/or market correlation. There can be no assurance that any Portfolio Manager will have success in achieving any goal related to such practices. The Portfolio Managers may be unable to, or may choose in their judgment not to seek to, achieve such goals.

Although Private Advisors generally will seek to invest with Portfolio Managers that have a minimum three-year Hedge Fund performance track record, there could be exceptions for sufficiently compelling opportunities. In this regard, certain Hedge Funds may have no prior or limited operating history upon which Private Advisors can evaluate their potential performance. The past investment performance of funds managed by Portfolio Managers in which the Master Fund invests or expect to invest may not be construed as an indication of the future results of an investment in the Master Fund. In addition, Portfolio Managers that have no or limited operating history may not have direct experience managing Hedge Funds, including experience with financial, legal or regulatory considerations unique to Hedge Funds, and because there is generally less information available on which to base an opinion of such Portfolio Managers’ investment and management expertise, these types of investments may be subject to greater risk and uncertainty than investments with more experienced Portfolio Managers.

9.	Contractual Obligations

The Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

32

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

10.	Financial Highlights

The following summary represents per Share data, ratios to average net assets and other financial highlights information for Shareholders for the period from May 1, 2012 (Commencement of Operations) through September 30, 2012:

	2012*
Per Share operating performance:

Net asset value at beginning of period	$1,000.00

Net investment income (loss) (a)	(6.17)
Net change in unrealized appreciation (depreciation) on
investments in Hedge Funds	4.79
Net increase (decrease) resulting from operations	(1.38)

Net asset value at end of period	$998.62

Total investment return (b)	(0.14%)	(c)

Ratios (to average net assets)/Supplemental Data

Net investment income (loss) (d)	(1.50%)	††

Net expenses (e)	1.50%	††

Expenses (before waiver/reimbursement) (e)	2.99%	††

Portfolio turnover rate (f)	0.00%

Net assets at end of period (in 000’s)	$39,945

*	Unaudited.
††	Annualized.
(a)	Per share data based on average Shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return is not annualized.
(d)	Ratio does not reflect the Master Fund’s proportionate share of Hedge Funds’ income and expenses.
(e)	Ratio does not reflect the Master Fund’s proportionate share of Hedge Funds’ expenses.
(f)	The portfolio turnover rate reflects the investment activities of the Master Fund.

33

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2012

10.	Financial Highlights (continued)

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

11.	Subsequent Events

In connection with the preparation of the financial statements of the Master Fund for the period from May 1, 2012 (Commencement of Operations) to September 30, 2012, events and transactions subsequent to September 30, 2012 through the date the financial statements were issued have been evaluated by the Master Fund’s management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

34

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Supplemental Information

(Unaudited)

Board Consideration and Approval of Management Agreements and Subadvisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that each investment company’s board of trustees, including a majority of the independent trustees, annually review and approve the investment company’s investment advisory agreements. At their April 3-4, 2011 meeting, the Boards of Trustees (collectively, the “Board”) of Private Advisors Alternative Strategies Fund and Private Advisers Alternative Strategies Master Fund (the “Funds”) unanimously approved the Management Agreements between the Funds and New York Life Investment Management LLC (“New York Life Investments”), and the Subadvisory Agreements between New York Life Investments and Private Advisors LLC (“Private Advisors”) with respect to the Funds.

In reaching its decision to approve the Agreements, the Board considered information furnished by New York Life Investments and Private Advisors specifically in connection with the contract review process that took place in advance of its April 2012 meeting, which included responses from New York Life Investments and Private Advisors to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent trustees (the “Independent Trustees”). The Board also considered information provided by New York Life Investments and Private Advisors on the fees charged to other investment advisory clients (including institutional separate accounts) that follow the investment strategies similar to those proposed for the Funds, and the rationale for any differences in the Funds’ proposed management and subadvisory fees and the fees charged to those other investment advisory clients. The Board also considered relevant information previously provided to the Board in connection with its review of the investment advisory agreements for the other funds in the MainStay Group of Funds.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other items: (i) the nature, scope, and quality of the services to be provided to the Funds by New York Life Investments and Private Advisors; (ii) the qualifications of the proposed portfolio managers for the Funds and the historical investment performance of products previously managed by such portfolio managers with similar investment strategies to the Funds; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by New York Life Investments and its affiliates, including Private Advisors, from their relationships with the Funds; (iv) the extent to which economies of scale may be realized as the Funds grow, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Funds’ proposed management and subadvisory fees and overall total ordinary operating expenses, particularly as compared to similar investment companies and accounts managed by New York Life Investments and Private Advisors.

While individual members of the Board may have weighed certain factors differently, the Board’s decisions to approve the Agreements were based on a consideration of all the information provided to the Board, including information provided to the Board specifically in connection with the contract review process. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of a Fund, and that the Fund’s shareholders, having had the opportunity to consider other investment options, will have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board’s decisions to approve the Agreements is provided below.

35

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Supplemental Information (continued)

(Unaudited)

Nature, Scope and Quality of Services to Be Provided by New York Life Investments and Private Advisors

The Board examined the nature, scope and quality of the services that New York Life Investments proposed to provide to the Funds. The Board evaluated New York Life Investments’ experience in serving as manager of other investment companies, noting that New York Life Investments manages other investment companies, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing investment company service providers, including subadvisors. The Board considered the experience of senior personnel at New York Life Investments proposed to provide management and administrative services to the Funds, as well as New York Life Investments’ reputation and financial condition. The Board also considered the full range of non-advisory services that New York Life Investments will supply to the Funds under the terms of the Management Agreement, including: (i) fund accounting services provided by New York Life Investments’ Fund Accounting and Administration Group; (ii) investment oversight and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by New York Life Investments’ compliance department, including oversight and implementation of the Funds’ compliance program; and (iv) legal services provided by New York Life Investments’ Office of the General Counsel. Additional information about the non-advisory services provided by New York Life Investments will be set forth in the Management Agreement. The Board also considered New York Life Investments’ willingness to invest in personnel that benefit the Funds, and noted that New York Life Investments is responsible for compensating the Funds’ officers.

The Board also examined the nature, scope and quality of the advisory services that Private Advisors proposed to provide to the Funds. The Board evaluated Private Advisors’ experience in managing other portfolios, including those with similar investment strategies to the Funds. It examined Private Advisors’ track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at Private Advisors, and Private Advisors’ overall legal and compliance environment. The Board also reviewed Private Advisors’ willingness to invest in personnel designed to benefit the Funds. In this regard, the Board considered the experience of the Funds’ proposed portfolio managers, including with respect to other products with similar investment strategies to the Funds, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Funds likely would benefit from the nature, scope and quality of these services as a result of New York Life Investments’ and Private Advisors’ experience, personnel, operations and resources.

Investment Performance

In connection with the Board’s consideration of the Agreements, the Board noted that the Funds had no investment performance track record since the Funds had not yet been offered to investors. The Board discussed with management and representatives from Private Advisors the Funds’ investment process, strategies and risks. Additionally, the Board considered the historical performance of other investment portfolios with similar investment strategies that are or have been managed by the proposed portfolio managers for the Funds. Based on these considerations, the Board concluded that the Funds were likely to be managed responsibly and capably by Private Advisors. The Funds disclose more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Semiannual Report.

36

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Supplemental Information (continued)

(Unaudited)

Costs of the Services Provided, and Profits to Be Realized, by New York Life Investments and Private Advisors

The Board considered the anticipated costs of the services to be provided by New York Life Investments and Private Advisors under the Agreements, and the profits expected to be realized by New York Life Investments and its affiliates, including Private Advisors, due to their relationships with the Funds. Because Private Advisors is an affiliate of New York Life Investments whose subadvisory fees will be paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and Private Advisors in the aggregate.

In evaluating the anticipated costs and profits of New York Life Investments and its affiliates, including Private Advisors, due to their relationships with the Funds, the Board considered, among other factors, each party’s investments in personnel, systems, equipment and other resources necessary to manage the Funds, and that New York Life Investments will be responsible for paying the subadvisory fees for the Funds. The Board acknowledged that New York Life Investments and Private Advisors must be in a position to pay and retain experienced professional personnel to provide services to the Funds, and that the ability to maintain a strong financial position is important in order for New York Life Investments and Private Advisors to continue to provide high-quality services to the Funds. The Board also noted that the Funds will benefit from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about investment company managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a manager’s organization, the types of investment companies it manages, the methodology used to allocate certain fixed costs to specific investment companies, and the manager’s capital structure and costs of capital. While recognizing the difficulty in evaluating a manager’s profitability with respect to the Funds, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the anticipated costs and profitability of the Funds, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including Private Advisors, due to their relationships with the Funds.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Funds, New York Life Investments’ affiliates would also earn revenues from serving the Funds in various other capacities, including as the Funds’ distributor. The Board observed that information about these other revenues, and their impact on the profitability of the Funds to New York Life Investments and its affiliates, was furnished to the Board as part of the 15(c) process. The Board noted that, although it assessed the overall profitability of the Funds to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments’ relationship with the Funds on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits expected to be realized by New York Life Investments and its affiliates, including Private Advisors, due to their relationships with the Funds supported the Board’s decision to approve the Agreements.

37

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Supplemental Information (continued)

(Unaudited)

Extent to Which Economies of Scale May Be Realized as the Funds Grow

The Board also considered whether the Funds’ proposed expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Funds’ management fee schedules compared to fee schedules of other investment companies and accounts managed by New York Life Investments and how they hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. While recognizing the difficulty of determining future economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Funds in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Funds’ expense structures appropriately reflect economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Funds’ expense structures as the Funds grow over time.

Management and Subadvisory Fees and Total Ordinary Operating Expenses

The Board evaluated the reasonableness of the fees to be paid under the Agreements in relation to the scope of services to be provided and the Funds’ expected total ordinary operating expenses. The Board primarily considered the reasonableness of the management fees to be paid by the Funds to New York Life Investments, since the fees to be paid to Private Advisors will be paid by New York Life Investments, not the Funds. The Board also considered the fact that New York Life Investments has contractually agreed to waive the management fee paid by Private Advisors Alternative Strategies Fund so long as such Fund invests substantially all of its assets, net of reserves maintained for reasonably anticipated expenses, in Private Advisors Alternative Strategies Master Fund.

In assessing the reasonableness of the Funds’ fees and expenses, the Board primarily considered comparative data provided by New York Life Investments on the fees and expenses charged by similar investment companies managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and Private Advisors on fees charged to other investment advisory clients, including institutional separate accounts and other investment companies with similar investment objectives as the Funds. In this regard, the Board took into account the explanation provided by New York Life Investments about the different scope of services provided to registered hedge funds of funds as compared to mutual funds and other investment advisory clients. The Board also took into account the impact of any expense limitation arrangements on the Funds’ net management fees and expenses.

Based on these considerations, the Board concluded that the Funds’ management and subadvisory fees and anticipated total ordinary operating expenses were within a range that is competitive and, within the context of the Board’s overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

Conclusion

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.

38

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Proxy Voting Policies and Procedures and Proxy Voting Record

(Unaudited)

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Hedge Funds; and (2) a record of how the Master Fund voted proxies relating to Hedge Funds during the most recent period ended September 30 is available without charge, upon request, by calling the Master Fund at 1-888-207-6176. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

39

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Quarterly Schedule of Investments

(Unaudited)

The Master Fund is required to file its complete Schedule of Investments with the SEC for its first and third fiscal quarters on Form N-Q. The Master Fund’s Form N-Q is available without charge, on the SEC’s website at www.sec.gov or by calling 1-800-SEC-0330. The Master Fund’s Form N-Q may be reviewed and copied by visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

40

Private Advisors Alternative Strategies Master Fund

(A Delaware Statutory Trust)

Other Information

(Unaudited)

Private Advisors Alternative Strategies Master Fund

51 Madison Avenue

New York, NY 10010

Trustees

John Y. Kim

Susan B. Kerley

Alan R. Latshaw

Peter Meenan

Richard H. Nolan, Jr.

Richard S. Trutanic

Roman L. Weil

John A. Weisser

Officers

Jack R. Benintende

Jeffrey A. Engelsman

Stephen P. Fisher

J. Kevin Gao

Scott T. Harrington

Investment Manager

New York Life Investment Management LLC

51 Madison Avenue

New York, NY 10036

Subadvisor

Private Advisors LLC

1800 Bayberry Court

Richmond, VA 23226

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Dechert LLP

1775 I Street, NW

Washington, DC 20006

41

For more information call 888-207-6176 or visit mainstayinvestments.com/privateadvisors

The Private Advisors Alternative Strategies Master Fund is managed by New York Life Investment Management LLC, an indirect subsidiary of New York Life Insurance Company, and distributed through NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054, a wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors is a member of FINRA/SIPC. Private Advisors LLC is an affiliate of New York Life Investment Management LLC and acts as the Fund's subadvisor.

42

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The Schedule of Investments is included as part of Item 1 of this report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES MASTER FUND

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	December 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	December 10, 2012

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	December 10, 2012

 EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.